Income Tax Expense - Reconciliations of Effective Income Tax Rates (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of effective tax rate [Line Items]
Effective tax rate	30.60%	30.60%	30.90%
Effective corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	23.20%	23.20%	23.40%
Effective local corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	1.00%	1.00%
Effective inhabitant tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	3.80%	3.80%
Effective enterprise tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	2.60%	2.60%	2.70%